SCHEDULE OF FAIR VALUE MEASUREMENT INPUTS AND VALUATION TECHNIQUES (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value	$ 3,859	$ 3,917	$ 5,760
Marketable Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value	3,859	3,917	5,760
Marketable Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value
Marketable Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value
US Treasury Securities [Member] | Marketable Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value		2,497	3,761
US Treasury Securities [Member] | Marketable Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value		2,497	3,761
US Treasury Securities [Member] | Marketable Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value
US Treasury Securities [Member] | Marketable Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value
US Treasury Securities [Member] | Cash Equivalents [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value			1,247
US Treasury Securities [Member] | Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value			1,247
US Treasury Securities [Member] | Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value
US Treasury Securities [Member] | Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value
Money Market Funds [Member] | Marketable Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value		1,420	1,999
Money Market Funds [Member] | Marketable Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value		1,420	1,999
Money Market Funds [Member] | Marketable Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value
Money Market Funds [Member] | Marketable Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets, fair value